Condensed Consolidated Interim Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the period	$ (2,587,062)	$ (3,842,384)	$ (5,119,146)	$ (2,744,792)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	6,697	5,840	8,114	3,295
Shares issued for IP technology				479,884
Share-based compensation	463,882	337,267	401,869	208,321
Shares issued for consulting services	418,926	58,847	57,603	332,121
Accretion of interest on convertible debentures		5,194	5,203
Changes in operating assets and liabilities:
Increase in accounts receivable	40,942	7,777	(10,823)	(36,874)
Increase in prepaid expenses and deposits	(59,288)	(702,703)	(17,508)	(80,309)
Increase in accounts payable and accrued liabilities	82,129	232,076	367,202	264,191
Net cash used in operating activities	(1,633,774)	(3,898,086)	(4,307,486)	(1,574,163)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	(851)	(14,253)	(16,149)	(31,039)
Cash paid for construction in progress			(1,286,079)
Net cash used in investing activities	(851)	(14,253)	(1,302,228)	(31,039)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares		7,940,076	7,939,528	1,721,339
Share repurchased			(19,144)
Proceeds from long term loan	29,987
Payment of IPO costs	(41,200)
Share issuance costs		(782,131)	(782,131)	(47,857)
Subscriptions received in advance
Proceeds from issuance of Convertible Debt		372,634	372,634
Net cash (used in) provided by financing activities	(11,213)	7,530,579	7,510,887	1,673,482
Effect of exchange rate changes on cash and cash equivalent	(59,533)	66,790	178,703	10,735
Change in cash	(1,705,371)	3,685,030	2,079,876	79,015
Cash, beginning of period	2,158,891	79,015	79,015
Cash, end of period	453,520	3,764,045	2,158,891	79,015
Supplemental cash flow information:
Cash paid during the period for interest
Cash paid during the period for income taxes
Supplemental disclosure of non-cash investing and financing transactions
Fair Value of Warrants		21,057	21,057
Preferred share dividend paid in common shares	459,236
Shares issued for Consulting Services			196,022	205,515
Unpaid amount related to construction in progress included in accounts payable	744,191		744,191
Conversion of Convertible Debt		$ 377,921	377,921
Shares issued for IP technology				$ 479,884
Unpaid IPO costs	$ 84,569